Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	RYDEX VARIABLE TRUST
Entity Central Index Key	0001064046
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Banking Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Banking Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Banking Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$199	1.78%

Expenses Paid, Amount	$ 199
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 23.74%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and outperforming the fund's secondary index, the S&P 500 Financials Index, which returned 15.02% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were diversified banks, regional banks, and asset management & custody banks. No industry detracted from performance. The holdings that contributed the most to performance were Citigroup, Inc., Nu Holdings Limited/Cayman Islands--Class A, and JP Morgan Chase & Co. Those that detracted the most were Pinnacle Financial Partners, Inc., First Financial Bankshares, Inc., and Commerce Bancshares, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
Banking Fund	23.74%	11.69%	8.98%
S&P 500 Index	17.88%	14.42%	14.82%
S&P 500 Financials Index	15.02%	15.27%	13.18%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 7,169,488
Holdings Count | shares	81
Advisory Fees Paid, Amount	$ 44,497
Investment Company, Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.25
Net Assets	$7,169,488
Total Number of Portfolio Holdings	81
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$44,497

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Citigroup, Inc.	4.2%
JPMorgan Chase & Co.	4.1%
Capital One Financial Corp.	4.1%
Bank of America Corp.	4.1%
Wells Fargo & Co.	4.0%
U.S. Bancorp	3.1%
PNC Financial Services Group, Inc.	3.1%
Bank of New York Mellon Corp.	3.0%
Truist Financial Corp.	2.7%
NU Holdings Limited/Cayman Islands — Class A	2.7%
Top 10 Total	35.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Top 10	% of Net Assets
Citigroup, Inc.	4.2%
JPMorgan Chase & Co.	4.1%
Capital One Financial Corp.	4.1%
Bank of America Corp.	4.1%
Wells Fargo & Co.	4.0%
U.S. Bancorp	3.1%
PNC Financial Services Group, Inc.	3.1%
Bank of New York Mellon Corp.	3.0%
Truist Financial Corp.	2.7%
NU Holdings Limited/Cayman Islands — Class A	2.7%
Top 10 Total	35.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Basic Materials | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Basic Materials
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Basic Materials Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$207	1.78%

Expenses Paid, Amount	$ 207
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 32.89%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and outperforming the fund's secondary index, the S&P 500 Materials Index, which returned 10.54% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were gold, steel, and silver. Those that detracted the most were commodity chemicals, paper & plastic packaging products, and specialty chemicals. The holdings that contributed the most to performance were Newmont Corp., Barrick Mining Corp., and Anglogold Ahanti plc. Those that detracted the most were Dow, Inc., LyondellBasell Industries N.V. - Class A, and FMC Corp.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
Basic Materials Fund	32.89%	9.42%	11.58%
S&P 500 Index	17.88%	14.42%	14.82%
S&P 500 Materials Index	10.54%	6.79%	9.92%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 7,790,917
Holdings Count | shares	103
Advisory Fees Paid, Amount	$ 51,972
Investment Company, Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.25
Net Assets	$7,790,917
Total Number of Portfolio Holdings	103
Portfolio Turnover Rate	103%
Total Advisory Fees Paid	$51,972

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Linde plc	4.1%
Newmont Corp.	2.9%
Freeport-McMoRan, Inc.	2.5%
Sherwin-Williams Co.	2.5%
Ecolab, Inc.	2.3%
Air Products and Chemicals, Inc.	2.1%
Corteva, Inc.	1.9%
Martin Marietta Materials, Inc.	1.7%
Vulcan Materials Co.	1.7%
Nucor Corp.	1.7%
Top 10 Total	23.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Top 10	% of Net Assets
Linde plc	4.1%
Newmont Corp.	2.9%
Freeport-McMoRan, Inc.	2.5%
Sherwin-Williams Co.	2.5%
Ecolab, Inc.	2.3%
Air Products and Chemicals, Inc.	2.1%
Corteva, Inc.	1.9%
Martin Marietta Materials, Inc.	1.7%
Vulcan Materials Co.	1.7%
Nucor Corp.	1.7%
Top 10 Total	23.4%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Biotechnology Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Biotechnology Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Biotechnology Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$206	1.79%

Expenses Paid, Amount	$ 206
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 30.12%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and outperforming the fund's secondary index, the S&P 500 Health Care Index, which returned 14.60% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were biotechnology, pharmaceuticals, and health care services. No industry detracted from performance. The holdings that contributed the most to performance were Insmed, Inc., AbbVie, Inc., and Alnylam Pharmaceuticals, Inc. Those that detracted the most were Sarepta Therapeutics, Inc., Vaxcyte, Inc., and Iovance Biotherapeutics, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
Biotechnology Fund	30.12%	3.55%	5.42%
S&P 500 Index	17.88%	14.42%	14.82%
S&P 500 Health Care Index	14.60%	8.21%	9.91%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 11,662,346
Holdings Count | shares	75
Advisory Fees Paid, Amount	$ 83,746
Investment Company, Portfolio Turnover	553.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.25
Net Assets	$11,662,346
Total Number of Portfolio Holdings	75
Portfolio Turnover Rate	553%
Total Advisory Fees Paid	$83,746

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
AbbVie, Inc.	7.6%
Amgen, Inc.	5.0%
Gilead Sciences, Inc.	4.5%
Vertex Pharmaceuticals, Inc.	4.4%
Regeneron Pharmaceuticals, Inc.	3.7%
Alnylam Pharmaceuticals, Inc.	2.9%
Insmed, Inc.	2.3%
Natera, Inc.	2.3%
AstraZeneca plc ADR	2.2%
Biogen, Inc.	2.1%
Top 10 Total	37.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Top 10	% of Net Assets
AbbVie, Inc.	7.6%
Amgen, Inc.	5.0%
Gilead Sciences, Inc.	4.5%
Vertex Pharmaceuticals, Inc.	4.4%
Regeneron Pharmaceuticals, Inc.	3.7%
Alnylam Pharmaceuticals, Inc.	2.9%
Insmed, Inc.	2.3%
Natera, Inc.	2.3%
AstraZeneca plc ADR	2.2%
Biogen, Inc.	2.1%
Top 10 Total	37.0%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Consumer Products Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Consumer Products Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Consumer Products Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$176	1.79%

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned -3.52%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and underperforming the fund's secondary index, the S&P 500 Consumer Staples Index, which returned 3.90% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were tobacco, soft drinks & non-alcoholic beverages, and agricultural products & services. Those that detracted the most were packaged foods & meats, household products, and distillers & vintners. The holdings that contributed the most to performance were Phillip Morris International, Inc., Monster Beverage Corp., and Coca-Cola Co. Those that detracted the most were Procter & Gamble Co., BellRing Brands, Inc., and Constellation Brands, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
Consumer Products Fund	-3.52%	1.32%	3.80%
S&P 500 Index	17.88%	14.42%	14.82%
S&P 500 Consumer Staples Index	3.90%	7.18%	8.16%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 5,029,999
Holdings Count | shares	70
Advisory Fees Paid, Amount	$ 44,964
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.25
Net Assets	$5,029,999
Total Number of Portfolio Holdings	70
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$44,964

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Procter & Gamble Co.	6.0%
Philip Morris International, Inc.	5.3%
Coca-Cola Co.	5.2%
PepsiCo, Inc.	4.5%
Altria Group, Inc.	3.5%
Mondelez International, Inc. — Class A	3.0%
Colgate-Palmolive Co.	2.9%
Monster Beverage Corp.	2.7%
Kroger Co.	2.2%
Hershey Co.	2.2%
Top 10 Total	37.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Top 10	% of Net Assets
Procter & Gamble Co.	6.0%
Philip Morris International, Inc.	5.3%
Coca-Cola Co.	5.2%
PepsiCo, Inc.	4.5%
Altria Group, Inc.	3.5%
Mondelez International, Inc. — Class A	3.0%
Colgate-Palmolive Co.	2.9%
Monster Beverage Corp.	2.7%
Kroger Co.	2.2%
Hershey Co.	2.2%
Top 10 Total	37.5%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Electronics Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Electronics Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Electronics Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$215	1.78%

Expenses Paid, Amount	$ 215
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 41.49%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and outperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 24.04% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were semiconductors and semiconductor materials & equipment. No industry detracted from performance. The holdings that contributed the most to performance were NVIDIA Corp., Broadcom, Inc. and Micron Technology, Inc. Those that detracted the most were Marvell Technology, Enphase Energy, Inc., and Wolfspeed, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
Electronics Fund	41.49%	18.80%	23.66%
S&P 500 Index	17.88%	14.42%	14.82%
S&P 500 Information Technology Index	24.04%	20.91%	24.30%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 19,859,258
Holdings Count | shares	66
Advisory Fees Paid, Amount	$ 141,084
Investment Company, Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.25
Net Assets	$19,859,258
Total Number of Portfolio Holdings	66
Portfolio Turnover Rate	84%
Total Advisory Fees Paid	$141,084

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
NVIDIA Corp.	17.0%
Broadcom, Inc.	9.4%
Micron Technology, Inc.	4.8%
Advanced Micro Devices, Inc.	4.6%
Lam Research Corp.	3.8%
Applied Materials, Inc.	3.6%
QUALCOMM, Inc.	3.4%
KLA Corp.	3.2%
Texas Instruments, Inc.	3.1%
Intel Corp.	3.0%
Top 10 Total	55.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Top 10	% of Net Assets
NVIDIA Corp.	17.0%
Broadcom, Inc.	9.4%
Micron Technology, Inc.	4.8%
Advanced Micro Devices, Inc.	4.6%
Lam Research Corp.	3.8%
Applied Materials, Inc.	3.6%
QUALCOMM, Inc.	3.4%
KLA Corp.	3.2%
Texas Instruments, Inc.	3.1%
Intel Corp.	3.0%
Top 10 Total	55.9%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Energy Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Energy Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Energy Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$186	1.79%

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 7.51%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and underperforming the fund's secondary index, the S&P 500 Energy Index, which returned 8.67% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were coal & consumable fuels, integrated oil and gas, and oil & gas refining and marketing. Those that detracted the most were oil & gas exploration & production, automotive retail, and oil & gas drilling. The holdings that contributed the most to performance were Cameco Corp., Equities Corp., and SolarEdge Technologies, Inc. Those that detracted the most were ONEOK, Inc., New Fortress Energy, Inc., and Enphase Energy, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
Energy Fund	7.51%	19.52%	4.64%
S&P 500 Index	17.88%	14.42%	14.82%
S&P 500 Energy Index	8.67%	23.78%	8.32%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 8,068,391
Holdings Count | shares	88
Advisory Fees Paid, Amount	$ 78,387
Investment Company, Portfolio Turnover	519.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.25
Net Assets	$8,068,391
Total Number of Portfolio Holdings	88
Portfolio Turnover Rate	519%
Total Advisory Fees Paid	$78,387

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Exxon Mobil Corp.	6.9%
Chevron Corp.	5.3%
ConocoPhillips	3.3%
Williams Companies, Inc.	2.6%
EOG Resources, Inc.	2.3%
Kinder Morgan, Inc.	2.3%
SLB Ltd.	2.2%
Valero Energy Corp.	2.1%
Phillips 66	2.1%
ONEOK, Inc.	2.1%
Top 10 Total	31.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Top 10	% of Net Assets
Exxon Mobil Corp.	6.9%
Chevron Corp.	5.3%
ConocoPhillips	3.3%
Williams Companies, Inc.	2.6%
EOG Resources, Inc.	2.3%
Kinder Morgan, Inc.	2.3%
SLB Ltd.	2.2%
Valero Energy Corp.	2.1%
Phillips 66	2.1%
ONEOK, Inc.	2.1%
Top 10 Total	31.2%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Energy Services Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Energy Services Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Energy Services Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$181	1.79%

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 1.74%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and underperforming the fund's secondary index, the S&P 500 Energy Index, which returned 8.67% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were oil & gas equipment & services, oil & gas drilling, and oil & gas storage & transportation. The industry that detracted the most was environmental & facilities services. The holdings that contributed the most to performance were Solaris Energy Infrastructure, Inc. - Class A, TechnipFMC plc, and Baker Hughes Co. Those that detracted the most were Atlas Energy Solutions, Inc., Patterson-UTI Energy, Inc., and Cactus, Inc.– Class A.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
Energy Services Fund	1.74%	10.39%	-5.65%
S&P 500 Index	17.88%	14.42%	14.82%
S&P 500 Energy Index	8.67%	23.78%	8.32%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 2,730,695
Holdings Count | shares	32
Advisory Fees Paid, Amount	$ 28,235
Investment Company, Portfolio Turnover	2071.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.25
Net Assets	$2,730,695
Total Number of Portfolio Holdings	32
Portfolio Turnover Rate	2,071%
Total Advisory Fees Paid	$28,235

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
SLB Ltd.	12.4%
Baker Hughes Co.	11.3%
Halliburton Co.	7.7%
TechnipFMC plc	4.4%
Weatherford International plc	3.9%
NOV, Inc.	3.9%
Archrock, Inc.	3.6%
Transocean Ltd.	3.5%
Tenaris S.A. ADR	3.2%
Cactus, Inc. — Class A	3.2%
Top 10 Total	57.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Top 10	% of Net Assets
SLB Ltd.	12.4%
Baker Hughes Co.	11.3%
Halliburton Co.	7.7%
TechnipFMC plc	4.4%
Weatherford International plc	3.9%
NOV, Inc.	3.9%
Archrock, Inc.	3.6%
Transocean Ltd.	3.5%
Tenaris S.A. ADR	3.2%
Cactus, Inc. — Class A	3.2%
Top 10 Total	57.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Financial Services Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Financial Services Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Financial Services Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$189	1.79%

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 10.76%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and underperforming the fund's secondary index, the S&P 500 Financials Index, which returned 15.02% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were diversified banks, investment banking & brokerage, and consumer finance. Those that detracted the most were transaction & payment processing services, insurance brokers, and multi-family residential REITs. The holdings that contributed the most to performance were Robinhood Markets, Inc. – Class A, JPMorgan Chase & Co., and Citigroup, Inc. Those that detracted the most were FiServ, Inc., PayPal Holdings, Inc., and Alexandria Real Estate Equities, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
Financial Services Fund	10.76%	11.31%	9.88%
S&P 500 Index	17.88%	14.42%	14.82%
S&P 500 Financials Index	15.02%	15.27%	13.18%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 11,122,704
Holdings Count | shares	161
Advisory Fees Paid, Amount	$ 90,112
Investment Company, Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.25
Net Assets	$11,122,704
Total Number of Portfolio Holdings	161
Portfolio Turnover Rate	97%
Total Advisory Fees Paid	$90,112

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Berkshire Hathaway, Inc. — Class B	3.2%
JPMorgan Chase & Co.	2.9%
Visa, Inc. — Class A	2.5%
Mastercard, Inc. — Class A	2.1%
Bank of America Corp.	1.9%
Wells Fargo & Co.	1.7%
Goldman Sachs Group, Inc.	1.6%
Citigroup, Inc.	1.4%
Morgan Stanley	1.4%
Blackstone, Inc. — Class A	1.4%
Top 10 Total	20.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Top 10	% of Net Assets
Berkshire Hathaway, Inc. — Class B	3.2%
JPMorgan Chase & Co.	2.9%
Visa, Inc. — Class A	2.5%
Mastercard, Inc. — Class A	2.1%
Bank of America Corp.	1.9%
Wells Fargo & Co.	1.7%
Goldman Sachs Group, Inc.	1.6%
Citigroup, Inc.	1.4%
Morgan Stanley	1.4%
Blackstone, Inc. — Class A	1.4%
Top 10 Total	20.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Health Care Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Health Care Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Health Care Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$192	1.79%

Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 14.07%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and underperforming the fund's secondary index, the S&P 500 Health Care Index, which returned 14.60% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were biotechnology, pharmaceuticals, and health care services. Those that detracted the most were managed health care and health care supplies. The holdings that contributed the most to performance were Eli Lilly and Co., Johnson & Johnson and CVS Health Corp. Those that detracted the most were UnitedHealth Group, Inc., Sarepta Therapeutics, Inc., and Novo Nordisk A/S ADR.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
Health Care Fund	14.07%	4.64%	7.44%
S&P 500 Index	17.88%	14.42%	14.82%
S&P 500 Health Care Index	14.60%	8.21%	9.91%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 10,538,629
Holdings Count | shares	136
Advisory Fees Paid, Amount	$ 87,116
Investment Company, Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.25
Net Assets	$10,538,629
Total Number of Portfolio Holdings	136
Portfolio Turnover Rate	90%
Total Advisory Fees Paid	$87,116

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Eli Lilly & Co.	4.3%
Johnson & Johnson	3.1%
AbbVie, Inc.	2.9%
UnitedHealth Group, Inc.	2.4%
Merck & Company, Inc.	2.3%
Thermo Fisher Scientific, Inc.	2.1%
Abbott Laboratories	2.1%
Intuitive Surgical, Inc.	2.0%
Amgen, Inc.	1.9%
Gilead Sciences, Inc.	1.7%
Top 10 Total	24.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Top 10	% of Net Assets
Eli Lilly & Co.	4.3%
Johnson & Johnson	3.1%
AbbVie, Inc.	2.9%
UnitedHealth Group, Inc.	2.4%
Merck & Company, Inc.	2.3%
Thermo Fisher Scientific, Inc.	2.1%
Abbott Laboratories	2.1%
Intuitive Surgical, Inc.	2.0%
Amgen, Inc.	1.9%
Gilead Sciences, Inc.	1.7%
Top 10 Total	24.8%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Internet Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Internet Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Internet Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$196	1.79%

Expenses Paid, Amount	$ 196
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 18.50%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and underperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 24.04% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were communications equipment, interactive media & services, and internet services & infrastructure. Those that detracted the most were application software, transaction & payment processing, and human resource & employment services. The holdings that contributed the most to performance were Alphabet, Inc.—Class A, Lumentum Holdings, Inc., and Cloudflare, Inc.—Class A. Those that detracted the most were Salesforce, Inc., Adobe, Inc., and PayPal Holdings, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
Internet Fund	18.50%	2.54%	11.93%
S&P 500 Index	17.88%	14.42%	14.82%
S&P 500 Information Technology Index	24.04%	20.91%	24.30%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 5,189,555
Holdings Count | shares	85
Advisory Fees Paid, Amount	$ 45,634
Investment Company, Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.25
Net Assets	$5,189,555
Total Number of Portfolio Holdings	85
Portfolio Turnover Rate	73%
Total Advisory Fees Paid	$45,634

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Alphabet, Inc. — Class A	8.6%
Amazon.com, Inc.	6.6%
Meta Platforms, Inc. — Class A	5.7%
Netflix, Inc.	3.4%
Cisco Systems, Inc.	3.2%
Salesforce, Inc.	3.1%
Booking Holdings, Inc.	2.7%
Uber Technologies, Inc.	2.5%
Adobe, Inc.	2.3%
Arista Networks, Inc.	2.3%
Top 10 Total	40.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Top 10	% of Net Assets
Alphabet, Inc. — Class A	8.6%
Amazon.com, Inc.	6.6%
Meta Platforms, Inc. — Class A	5.7%
Netflix, Inc.	3.4%
Cisco Systems, Inc.	3.2%
Salesforce, Inc.	3.1%
Booking Holdings, Inc.	2.7%
Uber Technologies, Inc.	2.5%
Adobe, Inc.	2.3%
Arista Networks, Inc.	2.3%
Top 10 Total	40.4%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Leisure Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Leisure Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Leisure Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$187	1.79%

Expenses Paid, Amount	$ 187
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 8.47%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and outperforming the fund's secondary index, the S&P 500 Consumer Discretionary Index, which returned 6.04% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were movies & entertainment, interactive home entertainment, and tobacco. Those that detracted the most were restaurants, distillers & vintners, and leisure facilities. The holdings that contributed the most to performance were EchoStar Corp.—Class A, Warner Bros Discovery, Inc., and Phillip Morris International, Inc. Those that detracted the most were Chipotle Mexican Grill, Inc.—Class A, Charter Communications, Inc—Class A, and Comcast Corp. — Class A.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
Leisure Fund	8.47%	2.50%	7.27%
S&P 500 Index	17.88%	14.42%	14.82%
S&P 500 Consumer Discretionary Index	6.04%	9.02%	13.19%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 5,097,671
Holdings Count | shares	94
Advisory Fees Paid, Amount	$ 42,504
Investment Company, Portfolio Turnover	288.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.25
Net Assets	$5,097,671
Total Number of Portfolio Holdings	94
Portfolio Turnover Rate	288%
Total Advisory Fees Paid	$42,504

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Netflix, Inc.	4.9%
Philip Morris International, Inc.	3.9%
McDonald's Corp.	3.5%
Walt Disney Co.	3.5%
Booking Holdings, Inc.	3.2%
Comcast Corp. — Class A	2.6%
Starbucks Corp.	2.4%
Altria Group, Inc.	2.3%
DoorDash, Inc. — Class A	2.2%
Airbnb, Inc. — Class A	2.1%
Top 10 Total	30.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Top 10	% of Net Assets
Netflix, Inc.	4.9%
Philip Morris International, Inc.	3.9%
McDonald's Corp.	3.5%
Walt Disney Co.	3.5%
Booking Holdings, Inc.	3.2%
Comcast Corp. — Class A	2.6%
Starbucks Corp.	2.4%
Altria Group, Inc.	2.3%
DoorDash, Inc. — Class A	2.2%
Airbnb, Inc. — Class A	2.1%
Top 10 Total	30.6%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Precious Metals Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Precious Metals Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Precious Metals Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$292	1.68%

Expenses Paid, Amount	$ 292
Expense Ratio, Percent	1.68%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 147.37%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and outperforming the fund's secondary index, the S&P 500 Materials Index, which returned 10.54% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were gold, silver, and precious metals & minerals. No industry detracted from performance. The holdings that contributed the most to performance were Newmont Corp., Agnico Eagle Mines Ltd., and Barrick Mining Corp. The holdings that detracted the most was Triple Flag Precious Metals Corp.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
Precious Metals Fund	147.37%	17.52%	21.08%
S&P 500 Index	17.88%	14.42%	14.82%
S&P 500 Materials Index	10.54%	6.79%	9.92%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 41,226,276
Holdings Count | shares	39
Advisory Fees Paid, Amount	$ 199,938
Investment Company, Portfolio Turnover	178.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.25
Net Assets	$41,226,276
Total Number of Portfolio Holdings	39
Portfolio Turnover Rate	178%
Total Advisory Fees Paid	$199,938

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Newmont Corp.	8.0%
Agnico Eagle Mines Ltd.	7.1%
Freeport-McMoRan, Inc.	6.8%
Barrick Mining Corp.	6.6%
Wheaton Precious Metals Corp.	5.6%
Anglogold Ashanti plc	4.4%
Gold Fields Ltd. ADR	4.1%
Kinross Gold Corp.	4.0%
Pan American Silver Corp.	3.6%
Franco-Nevada Corp.	3.5%
Top 10 Total	53.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Top 10	% of Net Assets
Newmont Corp.	8.0%
Agnico Eagle Mines Ltd.	7.1%
Freeport-McMoRan, Inc.	6.8%
Barrick Mining Corp.	6.6%
Wheaton Precious Metals Corp.	5.6%
Anglogold Ashanti plc	4.4%
Gold Fields Ltd. ADR	4.1%
Kinross Gold Corp.	4.0%
Pan American Silver Corp.	3.6%
Franco-Nevada Corp.	3.5%
Top 10 Total	53.7%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Real Estate Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Real Estate Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$181	1.78%

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 2.88%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and underperforming the fund's secondary index, the MSCI U.S. REIT Index, which returned 2.95% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were real estate services, health care REITs, and industrial REITs. Those that detracted the most were office REITs, multi-family residential REITs, and self-storage REITs. The holdings that contributed the most to performance were Opendoor Technologies, Inc., Welltower, Inc., and Prologis, Inc. Those that detracted the most were Alexandria Real Estate Equities Inc., Equinix, Inc., and Americold Realty Trust, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
Real Estate Fund	2.88%	3.02%	4.00%
S&P 500 Index	17.88%	14.42%	14.82%
MSCI U.S. REIT Index	2.95%	6.58%	5.71%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 3,766,976
Holdings Count | shares	95
Advisory Fees Paid, Amount	$ 30,856
Investment Company, Portfolio Turnover	269.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.25
Net Assets	$3,766,976
Total Number of Portfolio Holdings	95
Portfolio Turnover Rate	269%
Total Advisory Fees Paid	$30,856

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Welltower, Inc.	3.8%
Prologis, Inc.	3.6%
American Tower Corp. — Class A	2.9%
Equinix, Inc.	2.9%
Simon Property Group, Inc.	2.5%
Digital Realty Trust, Inc.	2.4%
Realty Income Corp.	2.4%
CBRE Group, Inc. — Class A	2.3%
Public Storage	2.0%
Crown Castle, Inc.	2.0%
Top 10 Total	26.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Top 10	% of Net Assets
Welltower, Inc.	3.8%
Prologis, Inc.	3.6%
American Tower Corp. — Class A	2.9%
Equinix, Inc.	2.9%
Simon Property Group, Inc.	2.5%
Digital Realty Trust, Inc.	2.4%
Realty Income Corp.	2.4%
CBRE Group, Inc. — Class A	2.3%
Public Storage	2.0%
Crown Castle, Inc.	2.0%
Top 10 Total	26.8%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Retailing Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Retailing Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retailing Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$187	1.78%

Expenses Paid, Amount	$ 187
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 10.18%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and outperforming the fund's secondary index, the S&P 500 Consumer Discretionary Index, which returned 6.04% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were broadline retail, automotive retail, and apparel retail. Those that detracted the most were home improvement retail, computer & electronics retail and interactive home entertainment. The holdings that contributed the most to performance were Carvana Co., Alibaba Group Holding Ltd. ADR, and TJX Companies, Inc. Those that detracted the most were CarMax, Inc., Target Corp., and Sea Ltd. ADR.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
Retailing Fund	10.18%	4.22%	9.18%
S&P 500 Index	17.88%	14.42%	14.82%
S&P 500 Consumer Discretionary Index	6.04%	9.02%	13.19%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 3,109,101
Holdings Count | shares	63
Advisory Fees Paid, Amount	$ 21,605
Investment Company, Portfolio Turnover	292.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.25
Net Assets	$3,109,101
Total Number of Portfolio Holdings	63
Portfolio Turnover Rate	292%
Total Advisory Fees Paid	$21,605

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Amazon.com, Inc.	10.6%
Walmart, Inc.	4.8%
Costco Wholesale Corp.	4.3%
TJX Companies, Inc.	4.2%
Home Depot, Inc.	4.0%
Lowe's Companies, Inc.	3.9%
Carvana Co.	3.0%
O'Reilly Automotive, Inc.	3.0%
PDD Holdings, Inc. ADR	2.6%
Ross Stores, Inc.	2.6%
Top 10 Total	43.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Top 10	% of Net Assets
Amazon.com, Inc.	10.6%
Walmart, Inc.	4.8%
Costco Wholesale Corp.	4.3%
TJX Companies, Inc.	4.2%
Home Depot, Inc.	4.0%
Lowe's Companies, Inc.	3.9%
Carvana Co.	3.0%
O'Reilly Automotive, Inc.	3.0%
PDD Holdings, Inc. ADR	2.6%
Ross Stores, Inc.	2.6%
Top 10 Total	43.0%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Technology Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Technology Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Technology Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$201	1.78%

Expenses Paid, Amount	$ 201
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 25.70%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and outperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 24.04% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were semiconductors, interactive media & services, and semiconductor materials & equipment. The industry that detracted the most was technology distributors. The holdings that contributed the most to performance were Alphabet, Inc.—Class A, NVIDIA Corp., and Palantir Technologies, Inc.—Class A. Those that detracted the most were Salesforce, Inc., Adobe, Inc., and Marvell Technology, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
Technology Fund	25.70%	12.27%	18.37%
S&P 500 Index	17.88%	14.42%	14.82%
S&P 500 Information Technology Index	24.04%	20.91%	24.30%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 28,793,259
Holdings Count | shares	143
Advisory Fees Paid, Amount	$ 200,602
Investment Company, Portfolio Turnover	190.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.25
Net Assets	$28,793,259
Total Number of Portfolio Holdings	143
Portfolio Turnover Rate	190%
Total Advisory Fees Paid	$200,602

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
NVIDIA Corp.	5.8%
Apple, Inc.	5.3%
Alphabet, Inc. — Class A	5.3%
Microsoft Corp.	5.1%
Meta Platforms, Inc. — Class A	3.5%
Broadcom, Inc.	3.2%
Palantir Technologies, Inc. — Class A	1.7%
Micron Technology, Inc.	1.6%
Oracle Corp.	1.6%
Advanced Micro Devices, Inc.	1.6%
Top 10 Total	34.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Top 10	% of Net Assets
NVIDIA Corp.	5.8%
Apple, Inc.	5.3%
Alphabet, Inc. — Class A	5.3%
Microsoft Corp.	5.1%
Meta Platforms, Inc. — Class A	3.5%
Broadcom, Inc.	3.2%
Palantir Technologies, Inc. — Class A	1.7%
Micron Technology, Inc.	1.6%
Oracle Corp.	1.6%
Advanced Micro Devices, Inc.	1.6%
Top 10 Total	34.7%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Telecommunications Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Telecommunications Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Telecommunications Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$206	1.78%

Expenses Paid, Amount	$ 206
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 31.13%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and outperforming the fund's secondary index, the S&P 500 Telecommunication Services Index, which returned 6.91% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were communications equipment, alternative carriers, and integrated telecommunication services. No industry detracted from performance. The holdings that contributed the most to performance were EchoStar Corp.—Class A, Lumentum Holdings, Inc., and Ciena Corp. Those that detracted the most were Charter Communications, Inc.—Class A, Comcast Corp. – Class A, and Cogent Communications Holdings, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
Telecommunications Fund	31.13%	5.45%	6.64%
S&P 500 Index	17.88%	14.42%	14.82%
S&P 500 Telecommunication Services Index	6.91%	4.09%	5.10%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 3,776,220
Holdings Count | shares	49
Advisory Fees Paid, Amount	$ 33,361
Investment Company, Portfolio Turnover	574.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.25
Net Assets	$3,776,220
Total Number of Portfolio Holdings	49
Portfolio Turnover Rate	574%
Total Advisory Fees Paid	$33,361

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Cisco Systems, Inc.	8.4%
AT&T, Inc.	6.8%
Verizon Communications, Inc.	6.4%
Arista Networks, Inc.	5.9%
Comcast Corp. — Class A	5.6%
T-Mobile US, Inc.	5.1%
Motorola Solutions, Inc.	4.5%
Ciena Corp.	3.5%
EchoStar Corp. — Class A	3.4%
Lumentum Holdings, Inc.	3.2%
Top 10 Total	52.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Top 10	% of Net Assets
Cisco Systems, Inc.	8.4%
AT&T, Inc.	6.8%
Verizon Communications, Inc.	6.4%
Arista Networks, Inc.	5.9%
Comcast Corp. — Class A	5.6%
T-Mobile US, Inc.	5.1%
Motorola Solutions, Inc.	4.5%
Ciena Corp.	3.5%
EchoStar Corp. — Class A	3.4%
Lumentum Holdings, Inc.	3.2%
Top 10 Total	52.8%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Transportation Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Transportation Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Transportation Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$188	1.78%

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 11.79%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and underperforming the fund's secondary index, the S&P 500 Industrials Index, which returned 19.42% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were automobile manufacturers, passenger airlines, passenger ground transportation, and automotive parts & equipment. Those that detracted the most were cargo ground transportation and motorcycle manufacturers. The holdings that contributed the most to performance were Tesla, Inc., Uber Technologies, Inc., and General Motors Co. Those that detracted the most were United Parcel Service, Inc. — Class B, Mobileye Global, Inc.—Class A and Lucid Group, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
Transportation Fund	11.79%	2.32%	8.06%
S&P 500 Index	17.88%	14.42%	14.82%
S&P 500 Industrials Index	19.42%	13.66%	13.02%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 3,431,956
Holdings Count | shares	78
Advisory Fees Paid, Amount	$ 29,003
Investment Company, Portfolio Turnover	1303.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.25
Net Assets	$3,431,956
Total Number of Portfolio Holdings	78
Portfolio Turnover Rate	1,303%
Total Advisory Fees Paid	$29,003

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Tesla, Inc.	12.3%
Uber Technologies, Inc.	4.3%
Union Pacific Corp.	3.9%
United Parcel Service, Inc. — Class B	3.1%
General Motors Co.	3.0%
CSX Corp.	2.7%
Norfolk Southern Corp.	2.7%
FedEx Corp.	2.7%
Ford Motor Co.	2.4%
Delta Air Lines, Inc.	2.3%
Top 10 Total	39.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Top 10	% of Net Assets
Tesla, Inc.	12.3%
Uber Technologies, Inc.	4.3%
Union Pacific Corp.	3.9%
United Parcel Service, Inc. — Class B	3.1%
General Motors Co.	3.0%
CSX Corp.	2.7%
Norfolk Southern Corp.	2.7%
FedEx Corp.	2.7%
Ford Motor Co.	2.4%
Delta Air Lines, Inc.	2.3%
Top 10 Total	39.4%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Utilities Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Utilities Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Utilities Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$194	1.79%

Expenses Paid, Amount	$ 194
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 17.07%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and outperforming the fund's secondary index, the S&P 500 Utilities Index, which returned 16.04% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were electric utilities, multi-utilities, and independent power producers & energy traders. No industry detracted from performance. The holdings that contributed the most to performance were Constellation Energy Corp., NRG Energy, Inc., and Oklo, Inc. Those that detracted the most were PG&E Corp., Edison International, and Sunnova Energy International, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
Utilities Fund	17.07%	8.56%	8.60%
S&P 500 Index	17.88%	14.42%	14.82%
S&P 500 Utilities Index	16.04%	9.73%	10.61%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 9,900,669
Holdings Count | shares	53
Advisory Fees Paid, Amount	$ 90,146
Investment Company, Portfolio Turnover	249.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.25
Net Assets	$9,900,669
Total Number of Portfolio Holdings	53
Portfolio Turnover Rate	249%
Total Advisory Fees Paid	$90,146

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
NextEra Energy, Inc.	5.3%
Constellation Energy Corp.	4.2%
Southern Co.	4.1%
Duke Energy Corp.	4.0%
American Electric Power Company, Inc.	3.2%
Sempra	3.1%
Dominion Energy, Inc.	2.9%
Vistra Corp.	2.9%
Exelon Corp.	2.8%
Xcel Energy, Inc.	2.7%
Top 10 Total	35.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Top 10	% of Net Assets
NextEra Energy, Inc.	5.3%
Constellation Energy Corp.	4.2%
Southern Co.	4.1%
Duke Energy Corp.	4.0%
American Electric Power Company, Inc.	3.2%
Sempra	3.1%
Dominion Energy, Inc.	2.9%
Vistra Corp.	2.9%
Exelon Corp.	2.8%
Xcel Energy, Inc.	2.7%
Top 10 Total	35.2%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Dow 2x Strategy Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Dow 2x Strategy Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dow 2x Strategy Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$203	1.85%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 19.49%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and outperforming the fund's secondary index, the Dow Jones Industrial Average, which returned 14.92% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, industrials, and information technology. Those that detracted the most were health care, materials, and consumer discretionary. The holdings that contributed the most to return of the underlying index were Goldman Sachs Group, Inc., Caterpillar, Inc., and JP Morgan Chase & Co. Those that detracted the most were UnitedHealth Group, Inc. Salesforce, Inc., and Home Depot, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Dow Jones Industrial Average.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
Dow 2x Strategy Fund	19.49%	14.77%	18.17%
S&P 500 Index	17.88%	14.42%	14.82%
Dow Jones Industrial Average	14.92%	11.58%	13.11%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 8,226,509
Holdings Count | shares	37
Advisory Fees Paid, Amount	$ 63,262
Investment Company, Portfolio Turnover	978.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.25
Net Assets	$8,226,509
Total Number of Portfolio Holdings	37
Portfolio Turnover Rate	978%
Total Advisory Fees Paid	$63,262

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Goldman Sachs Group, Inc.	9.1%
Caterpillar, Inc.	6.0%
Microsoft Corp.	5.0%
American Express Co.	3.8%
Visa, Inc. — Class A	3.6%
Home Depot, Inc.	3.6%
UnitedHealth Group, Inc.	3.4%
Amgen, Inc.	3.4%
Sherwin-Williams Co.	3.4%
JPMorgan Chase & Co.	3.4%
Top 10 Total	44.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Top 10	% of Net Assets
Goldman Sachs Group, Inc.	9.1%
Caterpillar, Inc.	6.0%
Microsoft Corp.	5.0%
American Express Co.	3.8%
Visa, Inc. — Class A	3.6%
Home Depot, Inc.	3.6%
UnitedHealth Group, Inc.	3.4%
Amgen, Inc.	3.4%
Sherwin-Williams Co.	3.4%
JPMorgan Chase & Co.	3.4%
Top 10 Total	44.7%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse Dow 2x Strategy Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Inverse Dow 2x Strategy Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse Dow 2x Strategy Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$165	1.84%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.84%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned -20.69%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and underperforming the fund's secondary index, the Dow Jones Industrial Average, which returned 14.92% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, industrials, and information technology. Those that detracted the most were health care, materials, and consumer discretionary. The holdings that contributed the most to return of the underlying index were Goldman Sachs Group, Inc., Caterpillar, Inc., and JP Morgan Chase & Co. Those that detracted the most were UnitedHealth Group, Inc. Salesforce, Inc., and Home Depot, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the Dow Jones Industrial Average.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
Inverse Dow 2x Strategy Fund	-20.69%	-18.02%	-25.05%
S&P 500 Index	17.88%	14.42%	14.82%
Dow Jones Industrial Average	14.92%	11.58%	13.11%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 488,766
Holdings Count | shares	7
Advisory Fees Paid, Amount	$ 8,372
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.25
Net Assets	$488,766
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$8,372

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Mid-Cap 1.5x Strategy Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Mid-Cap 1.5x Strategy Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Mid-Cap 1.5x Strategy Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$184	1.79%

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 5.04%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Index, which returned 7.50% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were industrials, information technology, and financials. The sectors that detracted the most were consumer discretionary and consumer staples. The holdings that contributed the most to the return of the underlying index were Ciena Corp., Comfort Systems USA, Inc., and Lumentum Holdings, Inc. Those that detracted the most were Sarepta Therapeutics, Inc., Avantor, Inc., and Nutanix, Inc.—Class A. The Fund maintained a correlation of over 99% to its benchmark of 150% of the daily price movement of the S&P MidCap 400 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
Mid-Cap 1.5x Strategy Fund	5.04%	8.37%	11.16%
S&P 500 Index	17.88%	14.42%	14.82%
S&P MidCap 400 Index	7.50%	9.12%	10.72%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 3,599,249
Holdings Count | shares	409
Advisory Fees Paid, Amount	$ 28,611
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.25
Net Assets	$3,599,249
Total Number of Portfolio Holdings	409
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$28,611

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Guggenheim Ultra Short Duration Fund — Institutional Class	4.5%
Guggenheim Strategy Fund II	2.2%
Ciena Corp.	0.8%
Coherent Corp.	0.7%
Lumentum Holdings, Inc.	0.6%
Flex Ltd.	0.5%
Twilio, Inc. — Class A	0.5%
Pure Storage, Inc. — Class A	0.5%
United Therapeutics Corp.	0.5%
Casey's General Stores, Inc.	0.5%
Top 10 Total	11.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	4.5%
Guggenheim Strategy Fund II	2.2%
Ciena Corp.	0.8%
Coherent Corp.	0.7%
Lumentum Holdings, Inc.	0.6%
Flex Ltd.	0.5%
Twilio, Inc. — Class A	0.5%
Pure Storage, Inc. — Class A	0.5%
United Therapeutics Corp.	0.5%
Casey's General Stores, Inc.	0.5%
Top 10 Total	11.3%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse Mid-Cap Strategy Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Inverse Mid-Cap Strategy Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse Mid-Cap Strategy Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$175	1.80%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned -5.11%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Index, which returned 7.50% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were industrials, information technology, and financials. The sectors that detracted the most were consumer discretionary and consumer staples. The holdings that contributed the most to the return of the underlying index were Ciena Corp., Comfort Systems USA, Inc., and Lumentum Holdings, Inc. Those that detracted the most were Sarepta Therapeutics, Inc., Avantor, Inc., and Nutanix, Inc.—Class A. The Fund maintained a daily correlation of 99% to its benchmark of -100% of the daily price movement of the S&P MidCap 400 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
Inverse Mid-Cap Strategy Fund	-5.11%	-7.51%	-10.94%
S&P 500 Index	17.88%	14.42%	14.82%
S&P MidCap 400 Index	7.50%	9.12%	10.72%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 115,358
Holdings Count | shares	10
Advisory Fees Paid, Amount	$ 985
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.25
Net Assets	$115,358
Total Number of Portfolio Holdings	10
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$985

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.25
Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Guggenheim Ultra Short Duration Fund — Institutional Class	21.5%
Guggenheim Strategy Fund II	17.7%
Total	39.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	21.5%
Guggenheim Strategy Fund II	17.7%
Total	39.2%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
NASDAQ-100(R) Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	NASDAQ-100® Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NASDAQ-100® Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$188	1.72%

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.72%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 19.04%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 21.02% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were industrials, financials, and consumer staples. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Microsoft Corp. Those that detracted the most were Adobe, Inc., Trade Desk, Inc.—Class A, and Marvell Technology, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the NASDAQ-100 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
NASDAQ-100® Fund	19.04%	13.32%	17.60%
S&P 500 Index	17.88%	14.42%	14.82%
NASDAQ-100 Index	21.02%	15.30%	19.70%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 121,017,516
Holdings Count | shares	111
Advisory Fees Paid, Amount	$ 837,036
Investment Company, Portfolio Turnover	152.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.25
Net Assets	$121,017,516
Total Number of Portfolio Holdings	111
Portfolio Turnover Rate	152%
Total Advisory Fees Paid	$837,036

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Guggenheim Ultra Short Duration Fund — Institutional Class	7.6%
Guggenheim Strategy Fund II	7.1%
NVIDIA Corp.	7.1%
Apple, Inc.	6.3%
Microsoft Corp.	5.7%
Amazon.com, Inc.	3.9%
Tesla, Inc.	3.1%
Meta Platforms, Inc. — Class A	3.0%
Alphabet, Inc. — Class A	2.9%
Alphabet, Inc. — Class C	2.7%
Top 10 Total	49.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	7.6%
Guggenheim Strategy Fund II	7.1%
NVIDIA Corp.	7.1%
Apple, Inc.	6.3%
Microsoft Corp.	5.7%
Amazon.com, Inc.	3.9%
Tesla, Inc.	3.1%
Meta Platforms, Inc. — Class A	3.0%
Alphabet, Inc. — Class A	2.9%
Alphabet, Inc. — Class C	2.7%
Top 10 Total	49.4%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
NASDAQ-100(R) 2x Strategy Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	NASDAQ-100® 2x Strategy Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NASDAQ-100® 2x Strategy Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$218	1.90%

Expenses Paid, Amount	$ 218
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 29.24%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and outperforming the fund's secondary index, the NASDAQ-100 Index, which returned 21.02% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were industrials, financials, and consumer staples. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Microsoft Corp. Those that detracted the most were Adobe, Inc., Trade Desk, Inc.—Class A, and Marvell Technology, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the NASDAQ-100 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
NASDAQ-100® 2x Strategy Fund	29.24%	18.83%	29.69%
S&P 500 Index	17.88%	14.42%	14.82%
NASDAQ-100 Index	21.02%	15.30%	19.70%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 149,185,631
Holdings Count | shares	111
Advisory Fees Paid, Amount	$ 1,067,195
Investment Company, Portfolio Turnover	497.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.25
Net Assets	$149,185,631
Total Number of Portfolio Holdings	111
Portfolio Turnover Rate	497%
Total Advisory Fees Paid	$1,067,195

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
NVIDIA Corp.	8.1%
Apple, Inc.	7.2%
Microsoft Corp.	6.4%
Amazon.com, Inc.	4.4%
Tesla, Inc.	3.6%
Meta Platforms, Inc. — Class A	3.5%
Alphabet, Inc. — Class A	3.3%
Alphabet, Inc. — Class C	3.0%
Broadcom, Inc.	2.9%
Palantir Technologies, Inc. — Class A	2.0%
Top 10 Total	44.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or in investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Top 10	% of Net Assets
NVIDIA Corp.	8.1%
Apple, Inc.	7.2%
Microsoft Corp.	6.4%
Amazon.com, Inc.	4.4%
Tesla, Inc.	3.6%
Meta Platforms, Inc. — Class A	3.5%
Alphabet, Inc. — Class A	3.3%
Alphabet, Inc. — Class C	3.0%
Broadcom, Inc.	2.9%
Palantir Technologies, Inc. — Class A	2.0%
Top 10 Total	44.4%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse NASDAQ-100(R) Strategy Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Inverse NASDAQ-100® Strategy Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse NASDAQ-100® Strategy Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$165	1.79%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned -16.18%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 21.02% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were industrials, financials, and consumer staples. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Microsoft Corp. Those that detracted the most were Adobe, Inc., Trade Desk, Inc.—Class A, and Marvell Technology, Inc. The fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the NASDAQ-100 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
Inverse NASDAQ-100® Strategy Fund	-16.18%	-13.53%	-17.67%
S&P 500 Index	17.88%	14.42%	14.82%
NASDAQ-100 Index	21.02%	15.30%	19.70%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 492,316
Holdings Count | shares	8
Advisory Fees Paid, Amount	$ 11,446
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.25
Net Assets	$492,316
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$11,446

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.25
Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Guggenheim Ultra Short Duration Fund — Institutional Class	24.2%
Guggenheim Strategy Fund II	24.0%
Total	48.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	24.2%
Guggenheim Strategy Fund II	24.0%
Total	48.2%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Russell 2000(R) 1.5x Strategy Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Russell 2000® 1.5x Strategy Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Russell 2000® 1.5x Strategy Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$191	1.80%

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 12.47%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned 12.81% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were health care, industrials, and financials. The sectors that detracted the most were consumer staples and energy. The holdings that contributed the most were Credo Technology Group Holding Ltd., Bloom Energy Corp.—Class A, and EchoStar Corp.—Class A. Those that detracted the most were Vaxcyte, Inc., SPS Commerce, Inc., and Six Flags Entertainment Corp. The fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
Russell 2000® 1.5x Strategy Fund	12.47%	3.43%	9.25%
S&P 500 Index	17.88%	14.42%	14.82%
Russell 2000 Index	12.81%	6.09%	10.08%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 2,890,126
Holdings Count | shares	1,949
Advisory Fees Paid, Amount	$ 21,165
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.25
Net Assets	$2,890,126
Total Number of Portfolio Holdings	1,949
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$21,165

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Vanguard Russell 2000 ETF	16.1%
iShares Russell 2000 Index ETF	16.1%
Guggenheim Strategy Fund II	6.0%
Guggenheim Ultra Short Duration Fund — Institutional Class	6.0%
Credo Technology Group Holding Ltd.	0.2%
Bloom Energy Corp. — Class A	0.2%
Fabrinet	0.1%
IonQ, Inc.	0.1%
EchoStar Corp. — Class A	0.1%
Kratos Defense & Security Solutions, Inc.	0.1%
Top 10 Total	45.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Top 10	% of Net Assets
Vanguard Russell 2000 ETF	16.1%
iShares Russell 2000 Index ETF	16.1%
Guggenheim Strategy Fund II	6.0%
Guggenheim Ultra Short Duration Fund — Institutional Class	6.0%
Credo Technology Group Holding Ltd.	0.2%
Bloom Energy Corp. — Class A	0.2%
Fabrinet	0.1%
IonQ, Inc.	0.1%
EchoStar Corp. — Class A	0.1%
Kratos Defense & Security Solutions, Inc.	0.1%
Top 10 Total	45.0%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Russell 2000(R) 2x Strategy Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Russell 2000® 2x Strategy Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Russell 2000® 2x Strategy Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$199	1.88%

Expenses Paid, Amount	$ 199
Expense Ratio, Percent	1.88%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 12.07%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned 12.81% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were health care, industrials, and financials. The sectors that detracted the most were consumer staples and energy. The holdings that contributed the most were Credo Technology Group Holding Ltd., Bloom Energy Corp.—Class A, and EchoStar Corp.—Class A. Those that detracted the most were Vaxcyte, Inc., SPS Commerce, Inc., and Six Flags Entertainment Corp. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
Russell 2000® 2x Strategy Fund	12.07%	1.43%	9.07%
S&P 500 Index	17.88%	14.42%	14.82%
Russell 2000 Index	12.81%	6.09%	10.08%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 6,594,109
Holdings Count | shares	12
Advisory Fees Paid, Amount	$ 43,321
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.25
Net Assets	$6,594,109
Total Number of Portfolio Holdings	12
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$43,321

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.25
Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Vanguard Russell 2000 ETF	3.5%
iShares Russell 2000 Index ETF	3.5%
Total	7.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Top 10	% of Net Assets
Vanguard Russell 2000 ETF	3.5%
iShares Russell 2000 Index ETF	3.5%
Total	7.0%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse Russell 2000(R) Strategy Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Inverse Russell 2000® Strategy Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse Russell 2000® Strategy Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$172	1.81%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.81%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned -9.58%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned 12.81% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were health care, industrials, and financials. The sectors that detracted the most were consumer staples and energy. The holdings that contributed the most were Credo Technology Group Holding Ltd., Bloom Energy Corp.—Class A, and EchoStar Corp.—Class A. Those that detracted the most were Vaxcyte, Inc., SPS Commerce, Inc., and Six Flags Entertainment Corp. The fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
Inverse Russell 2000® Strategy Fund	-9.58%	-6.24%	-11.19%
S&P 500 Index	17.88%	14.42%	14.82%
Russell 2000 Index	12.81%	6.09%	10.08%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 207,126
Holdings Count | shares	8
Advisory Fees Paid, Amount	$ 5,162
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.25
Net Assets	$207,126
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$5,162

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.25
Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Guggenheim Strategy Fund II	23.6%
Guggenheim Ultra Short Duration Fund — Institutional Class	23.3%
Total	46.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Top 10	% of Net Assets
Guggenheim Strategy Fund II	23.6%
Guggenheim Ultra Short Duration Fund — Institutional Class	23.3%
Total	46.9%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Nova Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Nova Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nova Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$189	1.71%

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 20.87%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and financials. No sector detracted from performance. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Alphabet, Inc.—Class A, and Microsoft Corp. Those that detracted the most were UnitedHealth Group, Inc, Fiserv, Inc., and Salesforce, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the S&P 500 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
Nova Fund	20.87%	16.53%	17.73%
S&P 500 Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 41,598,981
Holdings Count | shares	513
Advisory Fees Paid, Amount	$ 254,143
Investment Company, Portfolio Turnover	197.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.25
Net Assets	$41,598,981
Total Number of Portfolio Holdings	513
Portfolio Turnover Rate	197%
Total Advisory Fees Paid	$254,143

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.25

NVIDIA Corp.	6.2%
Apple, Inc.	5.5%
Guggenheim Ultra Short Duration Fund — Institutional Class	4.9%
Microsoft Corp.	4.9%
Guggenheim Strategy Fund II	4.7%
Amazon.com, Inc.	3.1%
Alphabet, Inc. — Class A	2.5%
Broadcom, Inc.	2.2%
Alphabet, Inc. — Class C	2.0%
Meta Platforms, Inc. — Class A	1.9%
Top 10 Total	37.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.25

NVIDIA Corp.	6.2%
Apple, Inc.	5.5%
Guggenheim Ultra Short Duration Fund — Institutional Class	4.9%
Microsoft Corp.	4.9%
Guggenheim Strategy Fund II	4.7%
Amazon.com, Inc.	3.1%
Alphabet, Inc. — Class A	2.5%
Broadcom, Inc.	2.2%
Alphabet, Inc. — Class C	2.0%
Meta Platforms, Inc. — Class A	1.9%
Top 10 Total	37.9%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P 500 2x Strategy Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	S&P 500® 2x Strategy Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P 500® 2x Strategy Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$214	1.90%

Expenses Paid, Amount	$ 214
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 25.28%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and financials. No sector detracted from performance. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Alphabet, Inc.—Class A, and Microsoft Corporation. Those that detracted the most were UnitedHealth Group, Inc, Fiserv, Inc., and Salesforce, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the S&P 500 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
S&P 500® 2x Strategy Fund	25.28%	19.77%	21.33%
S&P 500 Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 108,631,455
Holdings Count | shares	513
Advisory Fees Paid, Amount	$ 645,052
Investment Company, Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.25
Net Assets	$108,631,455
Total Number of Portfolio Holdings	513
Portfolio Turnover Rate	73%
Total Advisory Fees Paid	$645,052

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
NVIDIA Corp.	6.2%
Apple, Inc.	5.5%
Microsoft Corp.	4.9%
Amazon.com, Inc.	3.1%
Alphabet, Inc. — Class A	2.5%
Broadcom, Inc.	2.2%
Alphabet, Inc. — Class C	2.0%
Meta Platforms, Inc. — Class A	2.0%
Tesla, Inc.	1.7%
Berkshire Hathaway, Inc. — Class B	1.3%
Top 10 Total	31.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Top 10	% of Net Assets
NVIDIA Corp.	6.2%
Apple, Inc.	5.5%
Microsoft Corp.	4.9%
Amazon.com, Inc.	3.1%
Alphabet, Inc. — Class A	2.5%
Broadcom, Inc.	2.2%
Alphabet, Inc. — Class C	2.0%
Meta Platforms, Inc. — Class A	2.0%
Tesla, Inc.	1.7%
Berkshire Hathaway, Inc. — Class B	1.3%
Top 10 Total	31.4%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse S&P 500 Strategy Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Inverse S&P 500® Strategy Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse S&P 500® Strategy Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$168	1.78%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned -11.76%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and financials. No sector detracted from performance. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Alphabet, Inc.—Class A, and Microsoft Corp. Those that detracted the most were UnitedHealth Group, Inc, Fiserv, Inc., and Salesforce, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the S&P 500 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
Inverse S&P 500® Strategy Fund	-11.76%	-10.49%	-12.91%
S&P 500 Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 1,269,162
Holdings Count | shares	13
Advisory Fees Paid, Amount	$ 11,452
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.25
Net Assets	$1,269,162
Total Number of Portfolio Holdings	13
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$11,452

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.25
Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Guggenheim Ultra Short Duration Fund — Institutional Class	9.2%
Guggenheim Strategy Fund II	9.0%
Total	18.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	9.2%
Guggenheim Strategy Fund II	9.0%
Total	18.2%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P 500 Pure Growth Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	S&P 500® Pure Growth Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P 500® Pure Growth Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$179	1.69%

Expenses Paid, Amount	$ 179
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 11.75%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and underperforming the fund's secondary index, the S&P 500 Pure Growth Index, which returned 13.86% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were industrials, information technology, and consumer discretionary. The sectors that detracted were financials, energy, and materials. The holdings that contributed the most to the return of the underlying index for the reporting period were Palantir Technologies, Inc.—Class A, Howmet Aerospace, Inc., and Tapestry, Inc. Those that detracted the most were Trade Desk, Inc.—Class A, Deckers Outdoor Corp., and Fiserv, Inc. The Fund maintained a daily correlation of over 99% to the S&P 500 Pure Growth Index for the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
S&P 500® Pure Growth Fund	11.75%	6.62%	10.34%
S&P 500 Index	17.88%	14.42%	14.82%
S&P 500 Pure Growth Index	13.86%	8.41%	12.24%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 24,647,882
Holdings Count | shares	61
Advisory Fees Paid, Amount	$ 200,575
Investment Company, Portfolio Turnover	197.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.25
Net Assets	$24,647,882
Total Number of Portfolio Holdings	61
Portfolio Turnover Rate	197%
Total Advisory Fees Paid	$200,575

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Berkshire Hathaway, Inc. — Class B	2.9%
AppLovin Corp. — Class A	2.5%
Palantir Technologies, Inc. — Class A	2.5%
Comfort Systems USA, Inc.	2.4%
Amphenol Corp. — Class A	2.4%
Howmet Aerospace, Inc.	2.3%
TKO Group Holdings, Inc.	2.2%
Eli Lilly & Co.	2.2%
First Solar, Inc.	2.2%
Robinhood Markets, Inc. — Class A	2.2%
Top 10 Total	23.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Top 10	% of Net Assets
Berkshire Hathaway, Inc. — Class B	2.9%
AppLovin Corp. — Class A	2.5%
Palantir Technologies, Inc. — Class A	2.5%
Comfort Systems USA, Inc.	2.4%
Amphenol Corp. — Class A	2.4%
Howmet Aerospace, Inc.	2.3%
TKO Group Holdings, Inc.	2.2%
Eli Lilly & Co.	2.2%
First Solar, Inc.	2.2%
Robinhood Markets, Inc. — Class A	2.2%
Top 10 Total	23.8%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P 500 Pure Value Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	S&P 500® Pure Value Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P 500® Pure Value Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$183	1.69%

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 16.02%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and underperforming the fund's secondary index, the S&P 500 Pure Value Index, which returned 17.66% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were financials, communication services, and health care. Those that detracted the most were materials and real estate. The holdings that contributed the most to the return of the underlying index for the reporting period were Warner Bros Discovery, Inc.—Series A, CVS Health Corp, and General Motors Company. Those that detracted the most were Centene Corp., CarMax, Inc., and Molina Healthcare, Inc. The Fund maintained a daily correlation of over 99% to the S&P 500 Pure Value Index for the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
S&P 500® Pure Value Fund	16.02%	12.00%	8.64%
S&P 500 Index	17.88%	14.42%	14.82%
S&P 500 Pure Value Index	17.66%	13.92%	10.53%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 17,500,306
Holdings Count | shares	124
Advisory Fees Paid, Amount	$ 129,042
Investment Company, Portfolio Turnover	247.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.25
Net Assets	$17,500,306
Total Number of Portfolio Holdings	124
Portfolio Turnover Rate	247%
Total Advisory Fees Paid	$129,042

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Ford Motor Co.	2.0%
Bunge Global S.A.	2.0%
General Motors Co.	1.9%
Mosaic Co.	1.9%
Centene Corp.	1.9%
Molina Healthcare, Inc.	1.8%
Tyson Foods, Inc. — Class A	1.8%
Archer-Daniels-Midland Co.	1.8%
Cigna Group	1.8%
CVS Health Corp.	1.7%
Top 10 Total	18.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Top 10	% of Net Assets
Ford Motor Co.	2.0%
Bunge Global S.A.	2.0%
General Motors Co.	1.9%
Mosaic Co.	1.9%
Centene Corp.	1.9%
Molina Healthcare, Inc.	1.8%
Tyson Foods, Inc. — Class A	1.8%
Archer-Daniels-Midland Co.	1.8%
Cigna Group	1.8%
CVS Health Corp.	1.7%
Top 10 Total	18.6%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P MidCap 400 Pure Growth Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	S&P MidCap 400® Pure Growth Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P MidCap 400® Pure Growth Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$175	1.69%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 7.18%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Pure Growth Index, which returned 9.10% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were industrials, materials and health care. Those that detracted the most from the return of the underlying index were consumer discretionary, consumer staples, and financials. The holdings that contributed the most to the return of the underly index for the reporting period were Comfort Systems USA, Inc., Roivant Sciences Ltd., and Carpenter Technology Corp. Those that detracted the most were Sarepta Therapeutics, Shift4 Payments, Inc.—Class A, and AAON, Inc. The Fund maintained a daily correlation of over 99% to the S&P MidCap 400 Pure Growth Index for the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
S&P MidCap 400® Pure Growth Fund	7.18%	4.39%	6.85%
S&P 500 Index	17.88%	14.42%	14.82%
S&P MidCap 400 Pure Growth Index	9.10%	6.21%	8.68%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 9,008,049
Holdings Count | shares	93
Advisory Fees Paid, Amount	$ 67,763
Investment Company, Portfolio Turnover	188.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.25
Net Assets	$9,008,049
Total Number of Portfolio Holdings	93
Portfolio Turnover Rate	188%
Total Advisory Fees Paid	$67,763

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Medpace Holdings, Inc.	2.2%
Halozyme Therapeutics, Inc.	2.1%
Celsius Holdings, Inc.	2.0%
Talen Energy Corp.	2.0%
Woodward, Inc.	1.9%
Hecla Mining Co.	1.9%
AeroVironment, Inc.	1.9%
EchoStar Corp. — Class A	1.9%
Five Below, Inc.	1.8%
Rambus, Inc.	1.7%
Top 10 Total	19.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Top 10	% of Net Assets
Medpace Holdings, Inc.	2.2%
Halozyme Therapeutics, Inc.	2.1%
Celsius Holdings, Inc.	2.0%
Talen Energy Corp.	2.0%
Woodward, Inc.	1.9%
Hecla Mining Co.	1.9%
AeroVironment, Inc.	1.9%
EchoStar Corp. — Class A	1.9%
Five Below, Inc.	1.8%
Rambus, Inc.	1.7%
Top 10 Total	19.4%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P MidCap 400 Pure Value Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	S&P MidCap 400® Pure Value Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P MidCap 400® Pure Value Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$174	1.69%

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 6.12%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Pure Value Index, which returned 7.94% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were materials, financials, and consumer discretionary. Those that detracted the most were health care, consumer staples, and real estate. The holdings that contributed the most to the return of the underlying index for the reporting period were United States Steel Corporation, HF Sinclair Corp., and Macy's, Inc. Those that detracted the most were Manpower Group, Inc., Perrigo Company plc, and Civitas Resources, Inc. The Fund maintained a daily correlation of over 99% to the S&P MidCap 400 Pure Value Index for the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
S&P MidCap 400® Pure Value Fund	6.12%	12.00%	10.60%
S&P 500 Index	17.88%	14.42%	14.82%
S&P MidCap 400 Pure Value Index	7.94%	13.99%	12.58%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 6,976,358
Holdings Count | shares	103
Advisory Fees Paid, Amount	$ 51,240
Investment Company, Portfolio Turnover	247.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.25
Net Assets	$6,976,358
Total Number of Portfolio Holdings	103
Portfolio Turnover Rate	247%
Total Advisory Fees Paid	$51,240

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Concentrix Corp.	2.9%
Avnet, Inc.	2.3%
Arrow Electronics, Inc.	2.2%
Brighthouse Financial, Inc.	2.1%
Lear Corp.	2.1%
Lithia Motors, Inc. — Class A	1.9%
PBF Energy, Inc. — Class A	1.9%
HF Sinclair Corp.	1.7%
Macy's, Inc.	1.7%
Civitas Resources, Inc.	1.7%
Top 10 Total	20.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Top 10	% of Net Assets
Concentrix Corp.	2.9%
Avnet, Inc.	2.3%
Arrow Electronics, Inc.	2.2%
Brighthouse Financial, Inc.	2.1%
Lear Corp.	2.1%
Lithia Motors, Inc. — Class A	1.9%
PBF Energy, Inc. — Class A	1.9%
HF Sinclair Corp.	1.7%
Macy's, Inc.	1.7%
Civitas Resources, Inc.	1.7%
Top 10 Total	20.5%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P SmallCap 600 Pure Growth Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	S&P SmallCap 600® Pure Growth Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P SmallCap 600® Pure Growth Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$176	1.69%

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 8.59%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and underperforming the fund's secondary index, the S&P SmallCap 600 Pure Growth Index, which returned 10.48% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were health care, industrials, and financials. The sectors that detracted were energy, communication services, and consumer discretionary. The holdings that contributed the most to the return of the underlying index for the reporting period were Protagonist Therapeutics, Inc., Sterling Infrastructure, Inc., and InterDigital, Inc. Those that detracted the most were Sabre Corporation, Six Flags Entertainment Corp., and Atlas Energy Solutions, Inc. The Fund maintained a daily correlation of over 99% to the S&P 600 Pure Growth Index for the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
S&P SmallCap 600® Pure Growth Fund	8.59%	2.89%	6.53%
S&P 500 Index	17.88%	14.42%	14.82%
S&P SmallCap 600 Pure Growth Index	10.48%	4.70%	8.46%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 10,724,832
Holdings Count | shares	134
Advisory Fees Paid, Amount	$ 53,234
Investment Company, Portfolio Turnover	315.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.25
Net Assets	$10,724,832
Total Number of Portfolio Holdings	134
Portfolio Turnover Rate	315%
Total Advisory Fees Paid	$53,234

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
PTC Therapeutics, Inc.	1.7%
Progyny, Inc.	1.5%
ACM Research, Inc. — Class A	1.5%
ARMOUR Residential, Inc. REIT	1.5%
ACADIA Pharmaceuticals, Inc.	1.5%
Arrowhead Pharmaceuticals, Inc.	1.4%
Protagonist Therapeutics, Inc.	1.4%
TransMedics Group, Inc.	1.4%
Adamas Trust, Inc.	1.4%
SiriusPoint Ltd.	1.4%
Top 10 Total	14.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Top 10	% of Net Assets
PTC Therapeutics, Inc.	1.7%
Progyny, Inc.	1.5%
ACM Research, Inc. — Class A	1.5%
ARMOUR Residential, Inc. REIT	1.5%
ACADIA Pharmaceuticals, Inc.	1.5%
Arrowhead Pharmaceuticals, Inc.	1.4%
Protagonist Therapeutics, Inc.	1.4%
TransMedics Group, Inc.	1.4%
Adamas Trust, Inc.	1.4%
SiriusPoint Ltd.	1.4%
Top 10 Total	14.7%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P SmallCap 600 Pure Value Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	S&P SmallCap 600® Pure Value Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P SmallCap 600® Pure Value Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$175	1.69%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 6.77%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and underperforming the fund's secondary index, the S&P SmallCap 600 Pure Value Index, which returned 8.76% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were information technology, consumer discretionary, and financials. Those that detracted the most were health care, materials, and consumer staples. The holdings that contributed the most to the return of the underlying index for the reporting period were ViaSat, Inc., Par Pacific Holdings, Inc., and Enviri Corp. Those that detracted the most were Owens & Minor, Inc., Green Plains, Inc., and VitalEnergy, Inc. The Fund maintained a daily correlation of over 99% to the S&P SmallCap 600 Pure Value Index for the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
S&P SmallCap 600® Pure Value Fund	6.77%	12.03%	7.65%
S&P 500 Index	17.88%	14.42%	14.82%
S&P SmallCap 600 Pure Value Index	8.76%	14.20%	9.65%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 11,884,134
Holdings Count | shares	164
Advisory Fees Paid, Amount	$ 63,450
Investment Company, Portfolio Turnover	253.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.25
Net Assets	$11,884,134
Total Number of Portfolio Holdings	164
Portfolio Turnover Rate	253%
Total Advisory Fees Paid	$63,450

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
ManpowerGroup, Inc.	1.3%
SunCoke Energy, Inc.	1.3%
DXC Technology Co.	1.3%
MillerKnoll, Inc.	1.3%
Newell Brands, Inc.	1.2%
Edgewell Personal Care Co.	1.2%
Kohl's Corp.	1.2%
MarineMax, Inc.	1.2%
Perrigo Company plc	1.1%
Winnebago Industries, Inc.	1.1%
Top 10 Total	12.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Top 10	% of Net Assets
ManpowerGroup, Inc.	1.3%
SunCoke Energy, Inc.	1.3%
DXC Technology Co.	1.3%
MillerKnoll, Inc.	1.3%
Newell Brands, Inc.	1.2%
Edgewell Personal Care Co.	1.2%
Kohl's Corp.	1.2%
MarineMax, Inc.	1.2%
Perrigo Company plc	1.1%
Winnebago Industries, Inc.	1.1%
Top 10 Total	12.2%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Government Long Bond 1.2x Strategy Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Government Long Bond 1.2x Strategy Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Government Long Bond 1.2x Strategy Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$144	1.43%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 1.67%, underperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 7.30% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Treasury 30 Year Bellwether Index, which returned 3.73% for the same period.

What factors materially affected the fund's performance over the last year?

Despite periods of volatility during the year, long-term U.S. Treasury yields ended 2025 relatively close to where they began. Early year movements were influenced by tariff-related uncertainty and shifting expectations for Federal Reserve policy. Long-term yields reached their lows in April 2025 before moving higher through the middle of the year. In the second half of 2025, yields fluctuated, with volatility driven by mixed or missing economic data and evolving views on monetary policy easing. During the second half of the year, the U.S. Federal Reserve reduced its target rate three times, broadly in line with market expectations, citing risks to employment and a desire to support continued economic expansion.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
Government Long Bond 1.2x Strategy Fund	1.67%	-13.64%	-3.35%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Treasury 30 Year Bellwether Index	3.73%	-9.17%	-0.88%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 5,975,847
Holdings Count | shares	11
Advisory Fees Paid, Amount	$ 32,980
Investment Company, Portfolio Turnover	8524.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.25
Net Assets	$5,975,847
Total Number of Portfolio Holdings	11
Portfolio Turnover Rate	8,524%
Total Advisory Fees Paid	$32,980

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.25
Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
U.S. Treasury Bonds	42.1%
Guggenheim Strategy Fund II	4.6%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.3%
Total	50.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Top 10	% of Net Assets
U.S. Treasury Bonds	42.1%
Guggenheim Strategy Fund II	4.6%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.3%
Total	50.0%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse Government Long Bond Strategy Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Inverse Government Long Bond Strategy Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse Government Long Bond Strategy Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$562	5.57%

Expenses Paid, Amount	$ 562
Expense Ratio, Percent	5.57%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 1.85%, underperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 7.30% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Treasury 30 Year Bellwether Index, which returned 3.73% for the same period.

What factors materially affected the fund's performance over the last year?

Despite periods of volatility during the year, long-term U.S. Treasury yields ended 2025 relatively close to where they began. Early year movements were influenced by tariff-related uncertainty and shifting expectations for Federal Reserve policy. Long-term yields reached their lows in April 2025 before moving higher through the middle of the year. In the second half of 2025, yields fluctuated, with volatility driven by mixed or missing economic data and evolving views on monetary policy easing. During the second half of the year, the Federal Reserve reduced its target rate three times, broadly in line with market expectations, citing risks to employment and a desire to support continued economic expansion.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
Inverse Government Long Bond Strategy Fund	1.85%	12.87%	1.41%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Treasury 30 Year Bellwether Index	3.73%	-9.17%	-0.88%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 1,389,578
Holdings Count | shares	11
Advisory Fees Paid, Amount	$ 16,766
Investment Company, Portfolio Turnover	994.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.25
Net Assets	$1,389,578
Total Number of Portfolio Holdings	11
Portfolio Turnover Rate	994%
Total Advisory Fees Paid	$16,766

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.25
Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Guggenheim Ultra Short Duration Fund — Institutional Class	22.9%
Guggenheim Strategy Fund II	22.7%
Total	45.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	22.9%
Guggenheim Strategy Fund II	22.7%
Total	45.6%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since December 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by May 1, 2026 at GuggenheimInvestments.com/variable-insurance-funds or, by contacting 800 820 0888 or services@guggenheiminvestments.com.

The fund's net expense ratio, which reflects expense waivers and reimbursements and includes interest expense on short sales, was 5.57% for the year ended December 31, 2025, an increase of 0.57% compared to the prior year. The primary driver of the increase was an increase in interest expense on short sales during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's net expense ratio, which reflects expense waivers and reimbursements and includes interest expense on short sales, was 5.57% for the year ended December 31, 2025, an increase of 0.57% compared to the prior year.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since December 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by May 1, 2026 at GuggenheimInvestments.com/variable-insurance-funds or, by contacting 800 820 0888 or services@guggenheiminvestments.com.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Email Address	services@guggenheiminvestments.com
Updated Prospectus Web Address	GuggenheimInvestments.com/variable-insurance-funds
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
High Yield Strategy Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	High Yield Strategy Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the High Yield Strategy Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$175	1.67%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.67%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 9.87%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 7.30% for the same period and outperforming the fund's secondary index, the Bloomberg U.S. Corporate High Yield Index, which returned 8.62% for the same period.

What factors materially affected the fund's performance over the last year?

High yield continued to generate positive returns for the reporting period.  In the first half of 2025, the high yield market experienced volatility due to tariffs and trade negotiations.  Markets quickly rebounded from the initial shock as concerns subsided and generated positive absolute returns for the remainder of the year.  All sectors contributed positively to the Bloomberg U.S. Corporate High Yield Index (the "Secondary Index") with notable positive contribution from communications and consumer discretionary. On the ratings side, BB-rated holdings led contribution to returns of the Secondary Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
High Yield Strategy Fund	9.87%	3.52%	4.77%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Corporate High Yield Index	8.62%	4.51%	6.53%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 7,194,102
Holdings Count | shares	15
Advisory Fees Paid, Amount	$ 47,319
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.25
Net Assets	$7,194,102
Total Number of Portfolio Holdings	15
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$47,319

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.25
Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Guggenheim Ultra Short Duration Fund — Institutional Class	8.0%
Guggenheim Strategy Fund II	8.0%
iShares iBoxx $ High Yield Corporate Bond ETF	1.7%
State Street SPDR Bloomberg High Yield Bond ETF	1.7%
Total	19.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of total return swaps, credit default swaps, and interest rate futures contracts.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	8.0%
Guggenheim Strategy Fund II	8.0%
iShares iBoxx $ High Yield Corporate Bond ETF	1.7%
State Street SPDR Bloomberg High Yield Bond ETF	1.7%
Total	19.4%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Europe 1.25x Strategy Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Europe 1.25x Strategy Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Europe 1.25x Strategy Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$203	1.72%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	1.72%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 36.46%, outperforming the fund's broad-based securities market index, the MSCI World ex US Index, which returned 28.59% for the same period and outperforming the fund's secondary index, the STOXX Europe 50 Index, which returned 33.10% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were financials, industrials, and health care. There were no sectors that detracted from performance. The holdings that contributed the most to the return of the underlying index for the Reporting Period were ASML Holding NV— Class G, HSBC Holdings plc ADR, Banco Santander S.A. ADR. Those that detracted the most were Novo Nordisk A/S ADR, Diageo plc ADR, and Rheinmetall AG ADR. The Fund maintained a daily correlation of over 98% to its benchmark of 125% of the daily price movement of the STOXX Europe 50 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
Europe 1.25x Strategy Fund	36.46%	10.40%	7.59%
MSCI World ex US Index	28.59%	6.70%	5.75%
STOXX Europe 50 Index	33.10%	11.66%	8.69%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 2,719,477
Holdings Count | shares	57
Advisory Fees Paid, Amount	$ 17,983
Investment Company, Portfolio Turnover	467.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.25
Net Assets	$2,719,477
Total Number of Portfolio Holdings	57
Portfolio Turnover Rate	467%
Total Advisory Fees Paid	$17,983

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.25
Country Diversification[3] (% of Total Investments) as of 12.31.25
United States	51.4%
France	10.8%
United Kingdom	9.8%
Switzerland	9.1%
Germany	6.5%
Netherlands	5.0%
Spain	3.1%
Other	4.3%
Total Investments	100.0%
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Guggenheim Strategy Fund II	8.5%
Guggenheim Ultra Short Duration Fund — Institutional Class	6.7%
ASML Holding N.V. — Class G	2.9%
Roche Holding AG ADR	2.0%
AstraZeneca plc ADR	2.0%
HSBC Holdings plc ADR	1.9%
Novartis AG ADR	1.8%
Nestle S.A. ADR	1.8%
SAP SE ADR	1.7%
Shell plc ADR	1.5%
Top 10 Total	30.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The fund's target exposure is achieved through a combination of equity futures contracts and currency futures contracts.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.
[3]	Country Diversification (% of Total Investments) includes temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Top 10	% of Net Assets
Guggenheim Strategy Fund II	8.5%
Guggenheim Ultra Short Duration Fund — Institutional Class	6.7%
ASML Holding N.V. — Class G	2.9%
Roche Holding AG ADR	2.0%
AstraZeneca plc ADR	2.0%
HSBC Holdings plc ADR	1.9%
Novartis AG ADR	1.8%
Nestle S.A. ADR	1.8%
SAP SE ADR	1.7%
Shell plc ADR	1.5%
Top 10 Total	30.8%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.
[3]	Country Diversification (% of Total Investments) includes temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Japan 2x Strategy Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Japan 2x Strategy Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Japan 2x Strategy Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$211	1.68%

Expenses Paid, Amount	$ 211
Expense Ratio, Percent	1.68%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 51.54%, outperforming the fund's broad-based securities market index, the MSCI World ex US Index, which returned 28.59% for the same period and outperforming the fund's secondary index, the Nikkei-225 Stock Average Index, which returned 26.84% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were information technology, communication services, and industrials. There were no sectors that detracted from performance. The holdings that contributed the most to the return of the underlying index were Advantest Corp., SoftBank Group Corp., and Tokyo Electron, Ltd. Those that detracted the most were Recruit Holdings Co., Ltd, Terumo Corporation, Daiichi Sankyo Company, Ltd. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the fair value of the Nikkei-225 Stock Average Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
Japan 2x Strategy Fund	51.54%	0.16%	9.51%
MSCI World ex US Index	28.59%	6.70%	5.75%
Nikkei-225 Stock Average Index	26.84%	3.91%	7.39%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 1,684,625
Holdings Count | shares	9
Advisory Fees Paid, Amount	$ 10,264
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.25
Net Assets	$1,684,625
Total Number of Portfolio Holdings	9
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$10,264

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of equity futures contracts and currency futures contracts.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Strengthening Dollar 2x Strategy Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Strengthening Dollar 2x Strategy Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Strengthening Dollar 2x Strategy Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$189	2.04%

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	2.04%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned -14.29%, underperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 7.30% for the same period and underperforming the fund's secondary index, the U.S. Dollar Index, which returned -9.37% for the same period.

What factors materially affected the fund's performance over the last year?

There were no components that contributed to the return of the underlying index for the reporting period. The euro, British pound, and Swedish krona were the components that detracted the most from the DXY during 2025. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the U.S. Dollar Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
Strengthening Dollar 2x Strategy Fund	-14.29%	6.16%	1.80%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
U.S. Dollar Index	-9.37%	1.80%	-0.03%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 1,166,586
Holdings Count | shares	8
Advisory Fees Paid, Amount	$ 14,723
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.25
Net Assets	$1,166,586
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$14,723

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Weakening Dollar 2x Strategy Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Weakening Dollar 2x Strategy Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Weakening Dollar 2x Strategy Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$223	2.04%

Expenses Paid, Amount	$ 223
Expense Ratio, Percent	2.04%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 18.97%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 7.30% for the same period and outperforming the fund's secondary index, the U.S. Dollar Index, which returned -9.37% for the same period.

What factors materially affected the fund's performance over the last year?

There were no components that contributed to the return of the underlying index for the reporting period. The euro, British pound, and Swedish krona were the components that detracted the most from the DXY during 2025. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the U.S. Dollar Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
Weakening Dollar 2x Strategy Fund	18.97%	-5.72%	-2.86%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
U.S. Dollar Index	-9.37%	1.80%	-0.03%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 377,783
Holdings Count | shares	8
Advisory Fees Paid, Amount	$ 5,438
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.25
Net Assets	$377,783
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$5,438

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Commodities Strategy Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Commodities Strategy Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Commodities Strategy Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$166	1.62%

Expenses Paid, Amount	$ 166
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 4.89%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and underperforming the fund's secondary index, the S&P Goldman Sachs Commodity Index, which returned 7.12% for the same period.

What factors materially affected the fund's performance over the last year?

The fund obtained exposure to the commodities markets through futures on the S&P Goldman Sachs Commodity Index (the "Secondary Index").  During the reporting period, the industrial metals and precious metals sectors had some of the strongest returns. 14 of the 24 Secondary Index components had positive returns during the reporting period.  The components of the Secondary Index with some of the largest positive returns were silver, gold and copper. The components of the Secondary Index with some of the largest negative returns were cocoa, natural gas, and wheat.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
Commodities Strategy Fund	4.89%	12.80%	4.76%
S&P 500 Index	17.88%	14.42%	14.82%
S&P Goldman Sachs Commodity Index	7.12%	14.65%	6.08%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 4,449,784
Holdings Count | shares	9
Advisory Fees Paid, Amount	$ 38,218
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.25
Net Assets	$4,449,784
Total Number of Portfolio Holdings	9
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$38,218

Holdings [Text Block]
What did the fund invest in?
Consolidated Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.25
Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Guggenheim Ultra Short Duration Fund — Institutional Class	25.7%
Guggenheim Strategy Fund II	25.1%
Total	50.8%

[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	25.7%
Guggenheim Strategy Fund II	25.1%
Total	50.8%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Global Managed Futures Strategy Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Global Managed Futures Strategy Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global Managed Futures Strategy Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$210	2.06%

Expenses Paid, Amount	$ 210
Expense Ratio, Percent	2.06%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 3.65%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and underperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 4.21% for the same period.

What factors materially affected the fund's performance over the last year?

In 2025, futures markets were defined by pronounced macro regime shifts, producing a mixed but ultimately constructive environment for systematic trend following. Commodities were the standout sector: precious metals, particularly gold, exhibited strong, persistent upside trends driven by central bank demand and geopolitical hedging, while industrial metals trended more clearly later in the year; energy markets remained comparatively range-bound. In currencies, broad U.S. Dollar weakness supported durable trends across several G10 pairs, though intermittent volatility led to whipsaws. Equity Index futures saw sharp downturns early in the year followed by a sustained risk-on rally, rewarding medium- to longer-term trend models. Bond futures were marked by choppy transitions around monetary-policy inflection points. Overall, 2025 highlighted the importance of cross-asset diversification, adaptive risk management, and patience through regime shifts.

The fund recorded three consecutive positive quarters following a negative first quarter in 2025. Q1 losses were broad-based, led by currencies and fixed income amid a difficult trend environment. Q2 saw a recovery driven by equities, with commodities and currencies contributing modestly while fixed income remained weak. Q3 was the strongest quarter, dominated by equity gains with additional support from commodities, while currencies and fixed income detracted. Q4 extended the equity-led pattern, with commodities essentially flat and modest headwinds from currencies and fixed income. For the year overall, equities were the primary driver of performance, with support from commodities, while currencies and fixed income were persistent drags, particularly in the early part of the year.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
Global Managed Futures Strategy Fund	3.65%	3.94%	1.27%
S&P 500 Index	17.88%	14.42%	14.82%
ICE BofA 3-Month U.S. Treasury Bill Index	4.21%	3.19%	2.19%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 12,344,879
Holdings Count | shares	67
Advisory Fees Paid, Amount	$ 102,720
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.25
Net Assets	$12,344,879
Total Number of Portfolio Holdings	67
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$102,720

Holdings [Text Block]
What did the fund invest in?
Consolidated Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.25
Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Guggenheim Variable Insurance Strategy Fund III	20.2%
Guggenheim Strategy Fund III	18.0%
Guggenheim Strategy Fund II	0.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.6%
Total	39.7%

[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Top 10	% of Net Assets
Guggenheim Variable Insurance Strategy Fund III	20.2%
Guggenheim Strategy Fund III	18.0%
Guggenheim Strategy Fund II	0.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.6%
Total	39.7%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Multi-Hedge Strategies Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Multi-Hedge Strategies Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Multi-Hedge Strategies Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$159	1.58%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.58%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 1.25%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and underperforming the fund's secondary index, the HFRX Global Hedge Fund Index, which returned 7.13% for the same period.

What factors materially affected the fund's performance over the last year?

The fund's merger arbitrage strategy was the largest positive contributor of the year as several notable deals closed (e.g. Capital One Financial Corp. / Discover, UMB Financial Corp. / Harland Financial, and Chevron Corp. / Hess). The long/short equity strategy, driven by a fundamental tilt toward value and industry tilts (long technology and capital goods, short REITs and Materials), proved to be the second largest contributor for the year. Closed-end fund arbitrage also made modest positive contributions as underlying fund discounts narrowed. The fund's global macro strategies were a net detractor during the reporting period as positive contributions from flow (driven primarily by fixed income) did not make up for poor performance in value (primarily commodities and currency) and momentum (hurt by equities and currency). Flow strategies take positions based on expected capital flows in markets which are determined through economic theory or statistical observation of market behavior. Momentum is a systematic trend-following strategy that seeks to capture momentum premia in futures markets. Carry strategies seek to capture inefficiencies in the futures curves of different markets and asset classes including commodities, fixed income, and implied volatility. Value premia strategies take positions based on expected future prices in markets as derived from economic and/or non-price data and include strategies applied to commodities, currencies, and fixed income. A market neutral strategy attempts to profit whether the market is going up or down.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
Multi-Hedge Strategies Fund	1.25%	1.23%	1.62%
S&P 500 Index	17.88%	14.42%	14.82%
HFRX Global Hedge Fund Index	7.13%	2.87%	3.08%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 25,818,317
Holdings Count | shares	347
Advisory Fees Paid, Amount	$ 314,620
Investment Company, Portfolio Turnover	163.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.25
Net Assets	$25,818,317
Total Number of Portfolio Holdings	347
Portfolio Turnover Rate	163%
Total Advisory Fees Paid	$314,620

Holdings [Text Block]
What did the fund invest in?
Consolidated Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Guggenheim Strategy Fund III	9.6%
Guggenheim Variable Insurance Strategy Fund III	8.3%
Guggenheim Strategy Fund II	6.5%
Guggenheim Ultra Short Duration Fund — Institutional Class	2.1%
Chart Industries, Inc.	1.8%
Frontier Communications Parent, Inc.	1.4%
ProAssurance Corp.	1.2%
International Money Express, Inc.	1.1%
Janus Henderson Group plc	1.0%
Dynavax Technologies Corp.	1.0%
Top 10 Total	34.0%

*	Less than 0.1%
[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Top 10	% of Net Assets
Guggenheim Strategy Fund III	9.6%
Guggenheim Variable Insurance Strategy Fund III	8.3%
Guggenheim Strategy Fund II	6.5%
Guggenheim Ultra Short Duration Fund — Institutional Class	2.1%
Chart Industries, Inc.	1.8%
Frontier Communications Parent, Inc.	1.4%
ProAssurance Corp.	1.2%
International Money Express, Inc.	1.1%
Janus Henderson Group plc	1.0%
Dynavax Technologies Corp.	1.0%
Top 10 Total	34.0%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
U.S. Government Money Market Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	U.S. Government Money Market Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the U.S. Government Money Market Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$151	1.49%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 2.84%.

What factors materially affected the fund's performance over the last year?

During the reporting period, the U.S. Federal Open Market Committee lowered the federal funds target range by 75 basis points (one basis point is equal to 0.01%) as job growth moderated while inflation remained above the Federal Reserve's target. In the first half of 2025, resilient economic data tempered rate-cut expectations and supported elevated short-term yields. As the year progressed, uncertainty related to employment, tariffs and fiscal policy contributed to a shift toward a more accommodative policy stance. By the end of the reporting period, markets were pricing two 25-basis-point cuts in 2026, potentially pointing to a gradual normalization of short-term rates.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Average Annual Return [Table Text Block]	Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
U.S. Government Money Market Fund	2.84%	2.22%	1.26%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 44,333,149
Holdings Count | shares	17
Advisory Fees Paid, Amount	$ 230,089
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.25
Net Assets	$44,333,149
Total Number of Portfolio Holdings	17
Total Advisory Fees Paid	$230,089

Holdings [Text Block]	What did the fund invest in? Holdings Diversification (Market Exposure as a % of Net Assets) as of 12.31.25 FADN - Federal Agency Discount Note FAN - Federal Agency Note
Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.